PIMCO Funds

Supplement Dated August 16, 2013 to the

Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus dated July 31, 2013,

as supplemented from time to time (the “Prospectus”)

Effective immediately, the third paragraph of the “Purchases, Redemptions and Exchanges – Abusive Trading Practices” section of the Prospectus is deleted in its entirety and replaced with the following:

Except with respect to the Funds identified below, to discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders (“Market Timing Policy”). Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and harm the performance of the Fund and its shareholders. The PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund are not subject to the Market Timing Policy because they generally invest in more liquid, short-duration fixed income securities and PIMCO anticipates that shareholders may purchase and sell shares of those Funds frequently.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated August 16, 2013 to the

Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus, dated July 31, 2013,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Income Fund and PIMCO Senior Floating Rate Fund

The following changes are effective October 1, 2013.

The supervisory and administrative fee for Class D shares of the PIMCO Income Fund, stated as a percentage of the Fund’s average daily net assets, will increase from 0.25% to 0.29%.

The advisory fee for the PIMCO Senior Floating Rate Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.50% to 0.40%.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated August 16, 2013 to the

Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus, dated July 31, 2013,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

The following changes are effective October 1, 2013.

The supervisory and administrative fee for the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.40% to 0.30% for Institutional Class and Administrative Class shares, from 0.50% to 0.40% for Class P shares, and from 0.55% to 0.45% for Class D, Class A and Class C shares.

The advisory fee for the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.59% to 0.57%.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated August 16, 2013 to the

Asset Allocation Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus, dated July 31, 2013,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RealRetirement® Funds

The following changes are effective October 1, 2013.

The advisory fee for the PIMCO RealRetirement® Income and Distribution Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.70% to 0.50%.

The advisory fee for the PIMCO RealRetirement® 2015 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.70% to 0.53%.

The advisory fee for the PIMCO RealRetirement® 2020 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.70% to 0.55%.

The advisory fee for the PIMCO RealRetirement® 2025 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.70% to 0.58%.

The advisory fee for the PIMCO RealRetirement® 2030 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.75% to 0.60%.

The advisory fee for the PIMCO RealRetirement® 2035 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.75% to 0.60%.

The advisory fee for the PIMCO RealRetirement® 2040 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.80% to 0.62%.

The advisory fee for the PIMCO RealRetirement® 2045 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.80% to 0.62%.

The advisory fee for the PIMCO RealRetirement® 2050 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease from 0.80% to 0.62%.

Investors Should Retain This Supplement for Future Reference

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